Investments Accounted for Using Equity Method - Investments in Joint Ventures (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of joint ventures [Line Items]
The Company’s share of profits (loss)	$ 459,000,000	$ 15	$ 509,000,000	$ 419,000,000
Joint ventures [Member]
Disclosure of joint ventures [Line Items]
The Company’s share of profits (loss)	0		0	(1,000,000)
The Company’s share of other comprehensive income (loss)	0		0	0
The Company’s share of total comprehensive income (loss)	$ 0		$ 0	$ (1,000,000)